John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law
Group 2041 West 141st Terrace, Suite 119
Leawood, KS 66224
Phone: 913.660.0778 Fax: 913.660.9157
john.lively@1940actlawgroup.com

September 27, 2011

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:   Proxy Statement on Schedule 14A for The Nottingham Investment Trust II (the “Trust”) (File Nos. 811-06199 and 033-37458)

Ladies and Gentlemen:

             Enclosed herewith for filing on behalf of the Trust, on behalf of its three series: The Brown Capital Management Mid-Cap Fund, The Brown Capital Management Small Company Fund, and The Brown Capital Management International Equity Fund (the “Funds”), please find a definitive proxy statement pursuant to Section 14 of the Securities Exchange Act of 1934. The Trust is filing the proxy statement to solicit shareholder vote on the following four proposals (i) approval of a plan of reorganization pursuant to which the Funds would reorganize into corresponding series of a newly established Delaware statutory trust; (ii) approval of revisions to the Funds’ fundamental investment restrictions; (iii) approval of a new investment advisory agreement between the Trust and Brown Capital Management, LLC for each of the Funds; and (iv) approval of a Rule 12b-1 distribution plan and related fee for the Funds.

             If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

                                           /s/ John H. Lively

                                          On behalf of The Law Offices of John H. Lively & Associates, Inc.